Earnings per Share - Summary of Diluted Earnings per Share (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 KRW (₩) ₩ / shares shares	Dec. 31, 2020 KRW (₩) ₩ / shares shares	Dec. 31, 2019 KRW (₩) ₩ / shares shares
Earnings per share [abstract]
Explanation of adjustments between denominators used to calculate basic and diluted earnings per share		A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price for the year) based on the monetary value of stock grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of stock grants.	A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price for the year) based on the monetary value of stock grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of stock grants.	A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price for the year) based on the monetary value of stock grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of stock grants.
Profit loss attributable to ordinary equity holders of parent entity including dilutive effects [abstract]
Profit attributable to shareholders of the Parent Company		₩ 4,409,543,288,213	₩ 3,468,447,701,501	₩ 3,311,255,938,055
Deduction: Dividends on hybrid securities		(71,537,500,000)	(22,859,500,000)	(6,512,500,000)
Profit attributable to ordinary equity holders of the Parent Company		4,338,005,788,213	3,445,588,201,501	3,304,743,438,055
Adjustments: Interest expense on exchangeable bonds		2,347,186,871	798,012,332	0
Adjusted profit for diluted earnings per share		₩ 4,340,352,975,084	₩ 3,446,386,213,833	₩ 3,304,743,438,055
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares outstanding | shares		389,634,335	389,634,335	391,131,683
Stock grants | shares		3,945,208	3,416,737	2,890,513
Exchangeable bonds | shares		5,000,000	1,707,650	0
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share | shares		398,579,543	394,758,722	394,022,196
Basic and diluted earnings per share [Abstract]
Adjusted profit for diluted earnings per share		₩ 4,340,352,975,084	₩ 3,446,386,213,833	₩ 3,304,743,438,055
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share | shares		398,579,543	394,758,722	394,022,196
Diluted earnings per share | (per share)	$ 9.19	₩ 10,890	₩ 8,730	₩ 8,387